Benefit Plans (Summary Of Option Activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding as of December 31, 2011, Shares	1,346
Granted, Shares	0
Exercised, Shares	(506)
Forfeited, Shares	0
Expired, Shares	(26)
Outstanding as of December 31, 2012, Shares	814
Exercisable as of December 31, 2012, Shares	780
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding as of December 31, 2011, Weighted-Average Exercise Price	$ 46.05
Granted, Weighted-Average Exercise Price	$ 0.00
Exercised, Weighted-Average Exercise Price	$ 43.96
Forfeited, Weighted-Average Exercise Price	$ 0.00
Expired, Weighted-Average Exercise Price	$ 51.24
Outstanding as of December 31, 2012, Weighted-Average Exercise Price	$ 47.18
Exercisable as of December 31, 2012, Weighted-Average Exercise Price	$ 46.85
Outstanding as of December 31, 2012, Weighted Average Contractual Term	2 years 6 months
Exercisable as of December 31, 2012, Weighted-Average Contractual Term	2 years 4 months 17 days
Outstanding as of December 31, 2012, Intrinsic Value	$ 9,065
Exercisable as of December 31, 2012, Intrinsic Value	$ 8,986